Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 03, 2023	Aug. 28, 2022	Aug. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO($)[1]	Compensation Actually Paid to PEO($)[1,2]	Average Summary Compensation Table Total for Non-PEO NEOs($)[1]	Average Compensation Actually Paid to Non-PEO NEOs($)[1,2]	Value of Initial Fixed $100 Investment Based On:		Net Income($)[5] (in millions)	Net Sales Adjusted for Changes in Foreign Currencies($)[6] (in millions)
					TSR($)[3]	Peer Group TSR($)[4]
2023	16,870,623	18,733,773	6,304,715	6,926,922	163.78	129.00	6,292	241,194
2022	9,905,070	11,868,875	5,806,023	6,353,825	158.84	128.26	5,844	224,492
2021	8,804,752	10,342,108	4,724,776	5,794,960	133.65	184.84	5,007	189,293
 _______________________
(1) The principal executive officer (PEO) for all presented years was Mr. Jelinek. The Non-PEO named executive officers (Non-PEO NEOs) for each year were Mr. Galanti (all years), Mr. Vachris (all years), Mr. Miller (2023 and 2022), Mr. Riel (2023), Mr. Murphy (2022 and 2021), and Mr. Portera (2021).
(2) The dollar amounts represent the amount of "compensation actually paid" or "CAP" as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or Non-PEO NEOs during the applicable year. The following tables represent the adjustments made to the Summary Compensation Table (SCT) total compensation for each year to calculate the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

PEO's Compensation Actually Paid	2023	2022	2021
SCT Total	16,870,623	9,905,070	8,804,752
Deduct, amounts reported under "stock awards" column in the SCT Table	(14,937,824)	(7,915,928)	(7,049,636)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	16,788,312	8,420,028	8,709,835
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	396,134	1,335,194	—
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	(383,472)	124,511	(122,843)
Compensation Actually Paid	18,733,773	11,868,875	10,342,108

Non-PEO NEO's Average Compensation Actually Paid	2023	2022	2021
SCT Total	6,304,715	5,806,023	4,724,776
Deduct, amounts reported under "stock awards" column in the SCT Table	(4,973,561)	(4,596,112)	(3,650,421)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	5,540,601	4,859,638	4,467,861
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	—	172,963	273,929
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	55,167	111,313	(21,185)
Compensation Actually Paid	6,926,922	6,353,825	5,794,960
(3) The Total Shareholder Return (TSR) represents the cumulative total return on an initial fixed investment of $100 invested in the Company's common stock from the last day of trading in fiscal 2020 to the last day of trading in each of the applicable fiscal years. The return assumes reinvestment of dividends during the periods presented.
(4) The Peer Group TSR represents the S&P Retail Select Index, the index we use in the stock performance graph required by Item 201(e) of Regulation S-K, included in our fiscal year 2023 Form 10-K, filed with the SEC on October 11, 2023.
(5) Represents net income disclosed in our fiscal year 2023 Form 10-K for the years ended 2023, 2022, and 2021.
(6) Represents net sales adjusted for changes in foreign currencies for the years ended 2023, 2022, and 2021. This selected measure is used as a performance condition for certain annual performance-based awards for both the PEO and Non-PEO NEOs. Please refer to Appendix A: Non-GAAP Financial Measures for a reconciliation of net sales adjusted for changes in foreign currencies, which is a non-GAAP measure, to net sales under GAAP.

Company Selected Measure Name	Net Sales Adjusted for Changes in Foreign Currencies
Named Executive Officers, Footnote	The principal executive officer (PEO) for all presented years was Mr. Jelinek. The Non-PEO named executive officers (Non-PEO NEOs) for each year were Mr. Galanti (all years), Mr. Vachris (all years), Mr. Miller (2023 and 2022), Mr. Riel (2023), Mr. Murphy (2022 and 2021), and Mr. Portera (2021).
Peer Group Issuers, Footnote
(4) The Peer Group TSR represents the S&P Retail Select Index, the index we use in the stock performance graph required by Item 201(e) of Regulation S-K, included in our fiscal year 2023 Form 10-K, filed with the SEC on October 11, 2023.

PEO Total Compensation Amount	$ 16,870,623	$ 9,905,070	$ 8,804,752
PEO Actually Paid Compensation Amount	$ 18,733,773	11,868,875	10,342,108
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts represent the amount of "compensation actually paid" or "CAP" as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or Non-PEO NEOs during the applicable year. The following tables represent the adjustments made to the Summary Compensation Table (SCT) total compensation for each year to calculate the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

PEO's Compensation Actually Paid	2023	2022	2021
SCT Total	16,870,623	9,905,070	8,804,752
Deduct, amounts reported under "stock awards" column in the SCT Table	(14,937,824)	(7,915,928)	(7,049,636)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	16,788,312	8,420,028	8,709,835
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	396,134	1,335,194	—
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	(383,472)	124,511	(122,843)
Compensation Actually Paid	18,733,773	11,868,875	10,342,108

Non-PEO NEO Average Total Compensation Amount	$ 6,304,715	5,806,023	4,724,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,926,922	6,353,825	5,794,960
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO's Average Compensation Actually Paid	2023	2022	2021
SCT Total	6,304,715	5,806,023	4,724,776
Deduct, amounts reported under "stock awards" column in the SCT Table	(4,973,561)	(4,596,112)	(3,650,421)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	5,540,601	4,859,638	4,467,861
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	—	172,963	273,929
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	55,167	111,313	(21,185)
Compensation Actually Paid	6,926,922	6,353,825	5,794,960

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows the relationship among compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs, and TSR for fiscal 2023, 2022, and 2021. Our peer group TSR is also included. Refer to footnote 3 and 4 in the table above for TSR methodology for Costco and the peer group.

Compensation Actually Paid vs. Net Income	The following chart shows the relationship among compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs, and net income for fiscal 2023, 2022, and 2021.
Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationship among compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs, and net sales adjusted for changes in foreign currencies for fiscal 2023, 2022, and 2021.

Total Shareholder Return Vs Peer Group
(3) The Total Shareholder Return (TSR) represents the cumulative total return on an initial fixed investment of $100 invested in the Company's common stock from the last day of trading in fiscal 2020 to the last day of trading in each of the applicable fiscal years. The return assumes reinvestment of dividends during the periods presented.
(4) The Peer Group TSR represents the S&P Retail Select Index, the index we use in the stock performance graph required by Item 201(e) of Regulation S-K, included in our fiscal year 2023 Form 10-K, filed with the SEC on October 11, 2023.

Tabular List, Table
Financial Performance Measures
The following list represents the most important metrics used to link Company performance to compensation actually paid for the most recently completed fiscal year. Only two measures are identified because they are the only measures used by the Company to link executive compensation to Company performance.
•Net Sales Adjusted for Changes in Foreign Currencies
•Income Before Income Taxes Adjusted for Changes in Foreign Currencies and Unusual Items

Total Shareholder Return Amount	$ 163.78	158.84	133.65
Peer Group Total Shareholder Return Amount	129.00	128.26	184.84
Net Income (Loss)	$ 6,292,000,000	$ 5,844,000,000	$ 5,007,000,000
Company Selected Measure Amount	241,194,000,000	224,492,000,000	189,293,000,000
PEO Name	Mr. Jelinek
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales Adjusted for Changes in Foreign Currencies
Non-GAAP Measure Description	Represents net sales adjusted for changes in foreign currencies for the years ended 2023, 2022, and 2021. This selected measure is used as a performance condition for certain annual performance-based awards for both the PEO and Non-PEO NEOs. Please refer to Appendix A: Non-GAAP Financial Measures for a reconciliation of net sales adjusted for changes in foreign currencies, which is a non-GAAP measure, to net sales under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Income Before Income Taxes Adjusted for Changes in Foreign Currencies and Unusual Items
PEO | Deduct, amounts reported under "stockawards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,937,824)	$ (7,915,928)	$ (7,049,636)
PEO | Add, fair value at fiscal year end of oustanding and unvested stock awards granted in the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,788,312	8,420,028	8,709,835
PEO | Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,134	1,335,194	0
PEO | Add,change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,472)	124,511	(122,843)
Non-PEO NEO | Deduct, amounts reported under "stockawards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,973,561)	(4,596,112)	(3,650,421)
Non-PEO NEO | Add, fair value at fiscal year end of oustanding and unvested stock awards granted in the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,540,601	4,859,638	4,467,861
Non-PEO NEO | Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	172,963	273,929
Non-PEO NEO | Add,change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,167	$ 111,313	$ (21,185)